CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common Class A [Member]	Common Class B [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation adjustments [Member]	Unrealized gain on available-for-sale securities [Member]	Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2013	$ 443,467				$ 10,500			$ 89,071	$ 43,381		$ 43,381	$ 300,515
Beginning Balance (in shares) at Dec. 31, 2013						57,440,895	24,336,650
Net income for the year	170,715											$ 170,715
Other comprehensive income:
Foreign currency translation adjustments	(10,231)								$ (10,231)		$ (10,231)
Unrealized gain on available-for-sale securities	14,653									$ 14,653	$ 14,653
Contribution from shareholder	129							$ 129
Share-based compensation	4,498							4,498
Exercise of share options	5,708				$ 119			$ 5,589
Exercise of share options (in shares)						781,456
Dividends declared	(82,380)		$ (58,043)	$ (24,337)								$ (82,380)
Ending Balance at Sep. 30, 2014	546,559				$ 10,619			$ 99,287	$ 33,150	$ 14,653	$ 47,803	388,850
Ending Balance (in shares) at Sep. 30, 2014						58,222,351	24,336,650
Beginning Balance at Dec. 31, 2014	632,689				$ 10,619			$ 101,072	$ 39,058	$ 10,508	$ 49,566	471,352	$ 80
Beginning Balance (in shares) at Dec. 31, 2014						58,364,924	24,336,650
Net income for the year	23,645											$ 23,678	$ (33)
Other comprehensive income:
Foreign currency translation adjustments	(34,251)								$ (34,251)		$ (34,251)
Unrealized gain on available-for-sale securities	(8,614)									$ (8,614)	$ (8,614)
Contribution by noncontrolling interests	718												$ 718
Issuance of Class A ordinary shares (Note 15)	100,107				$ 441			$ 99,666
Issuance of Class A ordinary shares (Note 15) (in shares)						3,418,803
Share-based compensation	3,151							3,151
Exercise of share options	$ 3,222				$ 37			$ 3,185
Exercise of share options (in shares)	287,463	[1]				287,463
Dividends declared	$ (82,751)		$ (58,414)	$ (24,337)								$ (82,751)
Ending Balance at Sep. 30, 2015	$ 637,916				$ 11,097			$ 207,074	$ 4,807	$ 1,894	$ 6,701	$ 412,279	$ 765
Ending Balance (in shares) at Sep. 30, 2015						62,071,190	24,336,650

[1]	Included both class A and class B ordinary shares.